Share-Based Payment Transactions (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	May 31, 2017 $ / shares shares	Mar. 31, 2017 Number / Employees $ / shares shares	May 31, 2016 shares	May 26, 2016 USD ($) $ / shares shares	Feb. 29, 2016 Number / Employees Number / SeniorOfficer $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares	60,000	210,000	74,000	20,000	160,000
Exercise price of per shares | $ / shares	$ 0.90	$ 3.662		$ 1.43	$ 1.15		$ 0.07		$ 8.32
Grant period	48 months	48 months		4 years	4 years
Number of employees | Number / Employees		3			3
Number of senior officer | Number / SeniorOfficer					1
Issuance of ordinary shares			37,000	20,000
Issuance of addition ordinary shares			37,000
Share based payment expenses | $						$ 535		$ 192	$ 322	$ 309
weighted average remaining contractual life							8 years 4 months 17 days		8 years 10 months 10 days
Directors [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares				74,000
Issuance of ordinary shares				37,000
Issuance of addition ordinary shares				37,000
Share based payment expenses | $				$ 74
Directors [Member] | Top of Range [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares								$ 0.78
Directors [Member] | Bottom of range [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares								$ 0.67
NIS [Member]
Share-Based Payment Transactions (Textual)
Exercise price of per shares | $ / shares	$ 3.393			$ 5.376	$ 4.317
NIS [Member] | Employees and Directors [Member] | Top of Range [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares								460,000
Exercise price of per shares | $ / shares								$ 2.926
Grant period								48 months
NIS [Member] | Employees and Directors [Member] | Bottom of range [Member]
Share-Based Payment Transactions (Textual)
Granted amount of options exercisable to ordinary shares								240,000
Exercise price of per shares | $ / shares								$ 2.513
Grant period								48 months